Taxes (Details) - Schedule of components of deferred tax	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)
Deferred tax assets:
Provision for doubtful accounts	$ 64,989	$ 8,279	$ 44,552
Depreciation	16,809	2,141	19,920
Total deferred tax assets	81,798	10,420	64,472
Deferred tax liabilities:
Total deferred tax liabilities
Deferred tax (liabilities) assets, net	$ 81,798	$ 10,420	$ 64,472